Asset retirement obligations - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Asset Retirement Obligations [Line Items]
Asset Retirement Obligations Based On Current Cost Estimates	$ 2,200.0	$ 2,300.0
Credit risk rate used in determining other provisions	4.40%	2.60%
Increase decrease in discount rate, asset retirement obligations	0.50%
Increase decrease in asset retirement obligations	$ 53.1
Increase (Decrease) in Expected Timing of Abandonment Spend which Affects Asset Retirement Obligations, Period	1 year
Scenario Forecasts
Disclosure Of Asset Retirement Obligations [Line Items]
Increase decrease in asset retirement obligations	$ 57.5
Expected to be made over the next 55 years
Disclosure Of Asset Retirement Obligations [Line Items]
Asset retirement obligations based on a total undiscounted future liability	$ 3,200.0	$ 3,500.0
Minimum
Disclosure Of Asset Retirement Obligations [Line Items]
Inflation rates used in determining the cash flow estimates	1.40%	1.50%
Maximum
Disclosure Of Asset Retirement Obligations [Line Items]
Inflation rates used in determining the cash flow estimates	3.50%	3.60%